UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21752
                                                    ----------

                            Mezzacappa Partners, LLC
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               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue Suite 2600
                            New York, New York 10111
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               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                          C/O Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 332-2000
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.
MEZZACAPPA PARTNERS, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005 (UNAUDITED)
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 INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

Percentages are as follows:

EVENT DRIVEN                 (16.82%)

MACRO                        (19.77)

EQUITY LONG/SHORT            (63.41%)



                                                                     PERCENTAGE OF
                                                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS *^ # (99.49%)    LIQUIDITY**            CAPITAL              COST            FAIR VALUE

EQUITY LONG/SHORT (63.09%)
Barrington Companies Equity Partners, L.P.        Quarterly                   6.45%        $ 1,625,000        $ 1,735,779
Courage Special Situations Fund, L.P.             Quarterly                   7.42%          2,000,000          1,996,587
ECF Value Fund II, L.P.                            Annually                   5.87%          1,500,000          1,579,450
Eminence Partners, L.P.                          Semiannually                 8.29%          2,000,000          2,229,731
FBR Small Cap Financial Fund                        Daily                     1.57%            441,919            420,910
Harbor International Fund                           Daily                     2.32%            632,184            623,092
LaGrange Capital Partners, L.P.                    Annually                   4.88%          1,250,000          1,311,553
SCP Domestic Fund, LP                             Quarterly                   7.18%          1,800,000          1,929,594
Seminole Capital Partners, L.P.                  Semiannually                 8.09%          2,000,000          2,175,328
Third Avenue International Value Fund               Daily                     5.19%          1,250,000          1,396,170
Viking Global Equities L.P.                       Quarterly                   5.83%          1,500,000          1,567,975
                                                                    ----------------     --------------     --------------
                                                                             63.09%         15,999,103         16,966,169
                                                                    ----------------     --------------     --------------

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

                                                                     PERCENTAGE OF
                                                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS *^ # (99.49%)    LIQUIDITY**            CAPITAL              COST            FAIR VALUE
EVENT DRIVEN (16.73%)
Contrarian Capital Fund I, L.P.                    Annually                   1.13%       $    300,000     $      304,122
Forum Absolute Return Fund, Ltd.                  Quarterly                   1.86%            500,000            500,867
King Street Capital, L.P.                         Quarterly                   4.93%          1,250,000          1,326,079
Schroder Credit Renaissance Fund, L.P.            Quarterly                   4.09%          1,000,000          1,098,561
Third Avenue Special Situations Fund, L.P.        Quarterly                   4.72%          1,250,000          1,269,835
                                                                    ----------------     --------------     --------------
                                                                             16.73%          4,300,000          4,499,464
                                                                    ----------------     --------------     --------------

MACRO (19.67%)
Blenheim Commodity Fund, Ltd.                      Monthly                    2.79%            625,000            748,924
Forum Global Opportunites Fund, LP                Quarterly                   2.87%            750,000            772,486
Rockall Emerging Markets, L.P.                    Quarterly                   2.74%            750,000            736,395
Spinnaker Global Opportunity Fund, Ltd.           Quarterly                   5.04%          1,250,000          1,359,331
Wexford Spectrum Fund I, L.P.                     Quarterly                   6.23%          1,500,000          1,674,148
                                                                    ----------------     --------------     --------------
                                                                             19.67%          4,875,000          5,291,284
                                                                    ----------------     --------------     --------------

Total Investments in Investments
 Funds* ^#  (cost $25,174,103)                                                                              $  26,756,917
                                                                                                            --------------

Other Assets, Less Liabilities (0.51%)                                                                            136,610
                                                                                                            --------------

Members' Capital 100.00%                                                                                    $  26,893,527
                                                                                                            ==============


* - Fair value investments.
** Available frequency of redemptions after expiration of lock-up provisions, where applicable.
# - Non-income producing securities.
^- Securities are issued in private placement transactions and as such are restricted as to resale.
Total cost and value of restricted securities as of December 31, 2005 was $25,174,103 and $26,753,422, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mezzacappa Partners, LLC
            --------------------------------------------------------------------
By (Signature and Title)*  /s/Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date              February 24, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date              February 24, 2006
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By (Signature and Title)*  /s/Christopher Nagle
                         -------------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date              February 24, 2006
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* Print the name and title of each signing officer under his or her signature.